Q3 ALL-SEASON SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.6%	Shares	Value
Fidelity MSCI Energy Index ETF	22,000	$ 504,240
Fidelity MSCI Materials Index ETF	11,600	539,284
iShares U.S. Broker-Dealers & Securities Exchanges ETF	2,700	273,267
SPDR S&P Aerospace & Defense ETF	2,400	285,144
SPDR S&P Insurance ETF	6,300	272,790
VanEck Gold Miners ETF	16,900	464,919
VanEck Oil Services ETF	1,600	497,440
VanEck Semiconductor ETF	1,100	263,340
Total Exchange-Traded Funds (Cost $3,014,734)		$ 3,100,424

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 4.37% (a) (Cost $93,535)	93,535	$ 93,535

Investments at Value - 99.5% (Cost $3,108,269)		$ 3,193,959

Other Assets in Excess of Liabilities - 0.5%		14,872

Net Assets - 100.0%		$ 3,208,831

(a)	The rate shown is the 7-day effective yield as of February 28, 2023.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 62.4%	Shares	Value
Invesco Nasdaq 100 ETF	180,000	$ 21,742,200
iShares 20+ Year Treasury Bond ETF	45,000	4,576,950
Total Exchange-Traded Funds (Cost $26,228,381)		$ 26,319,150

MONEY MARKET FUNDS - 18.3%	Shares	Value
First American Government Obligations Fund - Class X, 4.37%(a) (Cost $7,719,760)	7,719,760	$ 7,719,760

Investments at Value - 80.7% (Cost $33,948,141)		$ 34,038,910

Other Assets in Excess of Liabilities - 19.3%		8,137,468

Net Assets - 100.0%		$ 42,176,378

(a)	The rate shown is the 7-day effective yield as of February 28, 2023.